Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended
	Jun. 30, 2023	Jun. 27, 2023	Sep. 15, 2020	Jul. 31, 2023	Sep. 30, 2020	Aug. 31, 2023	Oct. 31, 2020	Sep. 30, 2023	Nov. 30, 2020	Oct. 31, 2023	Dec. 31, 2020	Nov. 30, 2023	Jan. 31, 2021	Dec. 31, 2023	Feb. 28, 2021	Jan. 31, 2024	Mar. 31, 2021	Feb. 29, 2024	Apr. 30, 2021	Mar. 31, 2024	May 31, 2021	Apr. 30, 2024	Jun. 30, 2021	May 31, 2024	Jul. 31, 2021	Dec. 31, 2025	Jun. 30, 2024	Aug. 31, 2021	Jul. 31, 2024	Sep. 30, 2021	Aug. 31, 2024	Oct. 31, 2021	Sep. 30, 2024	Nov. 30, 2021	Oct. 31, 2024	Dec. 31, 2021	Nov. 30, 2024	Jan. 31, 2022	Dec. 31, 2024	Feb. 28, 2022	Jan. 31, 2025	Mar. 31, 2022	Feb. 28, 2025	Apr. 30, 2022	Mar. 31, 2025	May 31, 2022	Apr. 30, 2025	Jun. 30, 2022	May 31, 2025	Jul. 31, 2022	Jun. 30, 2025	Aug. 31, 2022	Jul. 31, 2025	Sep. 30, 2022	Aug. 31, 2025	Oct. 31, 2022	Sep. 30, 2025	Nov. 30, 2022	Oct. 31, 2025	Dec. 31, 2022	Nov. 30, 2025	Jan. 31, 2023	Dec. 31, 2025	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000243076
Account Value [Line Items]
Line Graph and Table Measure Name																										Natixis Loomis Sayles Focused Growth ETF
Accumulated Value	$ 10,132	$ 10,000		$ 10,552		$ 10,516		$ 9,828		$ 9,612		$ 10,724		$ 11,231		$ 11,636		$ 12,628		$ 12,820		$ 12,008		$ 12,624			$ 13,584		$ 13,420		$ 13,628		$ 14,160		$ 14,324		$ 15,393		$ 15,524		$ 16,061		$ 15,240		$ 13,903		$ 14,151		$ 15,682		$ 16,747		$ 17,164		$ 17,076		$ 17,793		$ 18,234		$ 17,661		$ 17,921
C000220375
Account Value [Line Items]
Line Graph and Table Measure Name																										Natixis Vaughan Nelson Select ETF
Accumulated Value			$ 10,000		$ 9,859		$ 9,642		$ 10,644		$ 11,037		$ 10,767		$ 11,435		$ 12,011		$ 12,506		$ 12,719		$ 13,134		$ 13,709			$ 14,233		$ 13,613		$ 14,816		$ 15,106		$ 15,407		$ 14,185		$ 13,963		$ 14,994		$ 13,676		$ 13,524		$ 12,642		$ 13,595		$ 13,060		$ 12,051		$ 12,663		$ 13,585		$ 12,851		$ 13,643		$ 13,280	$ 14,016	$ 14,322	$ 14,435	$ 14,925	$ 15,252	$ 15,099	$ 14,184	$ 13,684	$ 15,063	$ 15,739	$ 15,949	$ 17,152	$ 17,347	$ 16,006	$ 16,467	$ 16,831	$ 16,861	$ 17,117	$ 17,384	$ 17,061	$ 18,008	$ 17,348	$ 18,008	$ 17,276	$ 16,441	$ 16,201	$ 17,215	$ 18,331	$ 18,935	$ 19,171	$ 19,683	$ 19,939	$ 19,913	$ 19,708
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,170	10,000		10,496		10,329		9,837		9,630		10,509		10,987		11,171		11,768		12,146		11,650		12,228			12,667		12,821		13,132		13,412		13,291		14,071		13,736		14,118		13,934		13,149		13,060		13,882		14,588		14,915		15,217		15,773		16,142		16,182		16,191
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000		$ 9,938		$ 9,673		$ 10,732		$ 11,145		$ 11,032		$ 11,337		$ 11,833		$ 12,465		$ 12,552		$ 12,845		$ 13,150			$ 13,550		$ 12,919		$ 13,825		$ 13,729		$ 14,344		$ 13,602		$ 13,194		$ 13,684		$ 12,491		$ 12,514		$ 11,481		$ 12,540		$ 12,028		$ 10,920		$ 11,805		$ 12,464		$ 11,746		$ 12,484		$ 12,180	$ 12,627	$ 12,824	$ 12,880	$ 13,731	$ 14,172	$ 13,946	$ 13,281	$ 13,002	$ 14,189	$ 14,834	$ 15,083	$ 15,889	$ 16,400	$ 15,730	$ 16,510	$ 17,102	$ 17,311	$ 17,730	$ 18,109	$ 17,945	$ 18,998	$ 18,545	$ 19,062	$ 18,813	$ 17,753	$ 17,633	$ 18,743	$ 19,696	$ 20,138	$ 20,546	$ 21,296	$ 21,794	$ 21,848	$ 21,861
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,163	$ 10,000		$ 10,505		$ 10,411		$ 9,844		$ 9,704		$ 10,762		$ 11,239		$ 11,519		$ 12,305		$ 12,522		$ 11,990		$ 12,708			$ 13,565		$ 13,334		$ 13,612		$ 13,998		$ 13,951		$ 14,856		$ 14,987		$ 15,284		$ 14,735		$ 13,494		$ 13,733		$ 14,948		$ 15,901		$ 16,501		$ 16,685		$ 17,572		$ 18,210		$ 17,880		$ 17,769